Financial asset investments at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial Asset Investments At Fair Value Through Profit Or Loss
Financial asset investments at fair value through profit or loss

15.	Financial asset investments at fair value through profit or loss

2021
€’000
January 1, 2021	—
Investments during the year	44,328
Redemptions	(18,169)
Unrealised gains and losses	47
Translation differences	1,247
December 31, 2021	27,453

The financial asset investments at fair value through profit or loss consist of short-term investments in listed managed funds. These managed funds have daily liquidity. The investments are reported at fair value with unrealized gains or losses recorded in the consolidated statements of operations and comprehensive loss. Any differences between the cost and fair value of investments are represented by unrealized gains or losses. The fair value of short-term investments are represented by Level 1 fair value measurements – quoted prices in active markets for identical assets.